Other long-term liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Advances in aid of construction	$ 60,106		$ 63,703
Environmental remediation obligation	57,854		55,621
Asset retirement obligations	45,535		43,291
Customer deposits	30,329		29,974
Unamortized investment tax credits	17,688		17,491
Deferred credits	35,325		42,711
Preferred shares, Series C	13,860		13,418
Lease liabilities (note 1(c))	10,388	$ 8,295
Lease liabilities (note 1(c))			3,436
Other	33,829		36,274
Other liabilities	304,914		305,919
Less: current portion	(43,787)		(42,337)
Other long-term liabilities	$ 261,127		$ 263,582